Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
Schedule of statement of discontinued operations

	Year ended December 31,
	2017	2016	2015
	NIS in thousands (except for per-share data)

Revenues from hotel operations and management	130,142	135,839	147,886
Revenues from fashion merchandise	-	-	1,857

	130,142	135,839	149,743

Expenses and losses
Cost of fashion merchandise	-	-	4,123
Cost of hotel operations and management	105,678	115,367	126,849
Financial expenses	20,103	19,634	31,444
Other income, net	(669)	(6,961)	(70,133)

	(125,112)	(128,040)	(92,283)

Profit (loss) from discontinued operations before income taxes	(5,030)	7,799	57,460

Income tax (income) expenses	80	(114)	1,229

Profit (loss) from discontinued operations	(5,110)	7,913	56,231

Gain from sale of hotels	(55,835)	-	-
Release of capital funds as a result of the sale of hotels	213,848	-	-
Total Profit from discontinued operations	152,903	7,913	56,231

Basic and diluted earnings per share	(16.64)	0.85	6.11

	As previously reported	Amendment	As presented in these financial statements
	NIS in thousands

Revenues
Revenues from sale of commercial centers	200,078	-	200,078
Revenues from Hotels operations and management	147,886	(147,886)	-

Total revenues	347,964	(147,886)	200,078

Gains and other
Rental income from commercial centers	83,849	-	83,849
Gain from sale of investees	6,712	-	6,712

Total gains	90,561	-	90,561

Total revenues and gains	438,525		290,639

Expenses and losses
Cost of commercial centers	290,360	-	290,360
Hotels operations and management	126,849	(126,849)	-
General and administrative expenses	16,678	-	16,678
Share in losses of associates, net	42,925	-	42,925
Financial expenses	236,288	(28,567)	207,721
Financial income	(2,154)	-	(2,154)
Change in fair value of financial instruments measured at fair value through profit and loss	5,446	(2,878)	2,568
Write-down, charges and other expenses, net	38,298	60,994	99,292

	754,690	(97,300)	657,390

Loss before income taxes	(316,165)	(50,586)	(366,751)

Income taxes expenses (tax benefits)	5,631	(1,229)	4,402

Loss from continuing operations	(321,796)	(49,357)	(371,153)

Profit from discontinued operations, net	6,874	49,357	56,231

Loss for the year	(314,922)	-	(314,922)

Attributable to:
Equity holders of the Company	(186,150)	-	(186,150)
Non-controlling interest	(128,772)	-	(128,772)

	(314,922)	-	(314,922)

Loss from continuing operations
Equity holders of the Company	(193,024)	(49,685)	(242,709)
Non-controlling interest	(128,772)	309	(128,463)

	(321,796)	(49,376)	(371,172)

Profit from discontinued operation, net
Equity holders of the Company	6,874	49,666	56,540
Non-controlling interest	-	(309)	(309)

	6,874	49,357	56,231

	Year ended December 31,
	2017	2016	2015
	NIS in thousands (except for per-share data)

Operating activities	49,142	26,443	(5,921)
Other investment activities	297,875	14,082	216,957
Other financing activities	(157,948)	118,556	(189,203)

Net cash provided by (used in) discontinued operations	189,069	159,081	(21,833)